Derivative Liability (Details Narrative) 10-Q - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liabilities	$ 201,836	$ 240,791	$ 401,127	$ 1,406,596
Decrease in derivative liabilities	$ 38,955	$ 1,746,821	$ (2,600,809)